Consolidated Statement Of Changes In Equity - USD ($)	Total	Issued	Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury	Total International Paper Shareholders’ Equity	Noncontrolling Interests
Beginning Balance at Dec. 31, 2013	$ 8,284,000,000	$ 447,000,000	$ 6,463,000,000	$ 4,446,000,000	$ (2,759,000,000)	$ 492,000,000	$ 8,105,000,000	$ 179,000,000
Issuance of stock for various plans, net	283,000,000	2,000,000	69,000,000	0	0	(212,000,000)	283,000,000	0
Repurchase of stock	(1,062,000,000)	0	0	0	0	1,062,000,000	(1,062,000,000)	0
xpedx spinoff	(287,000,000)	0	(287,000,000)	0	0	0	(287,000,000)	0
Dividends, Common Stock, Cash	(633,000,000)	0	0	(633,000,000)	0	0	(633,000,000)	0
Acquisition of redeemable noncontrolling interests	46,000,000	0	0	46,000,000	0	0	46,000,000	0
Remeasurement of redeemable noncontrolling interest	(5,000,000)	0	0	(5,000,000)	0	0	(5,000,000)	0
Comprehensive income (loss)	(1,363,000,000)	0	0	555,000,000	(1,887,000,000)	0	(1,332,000,000)	(31,000,000)
Ending Balance at Dec. 31, 2014	5,263,000,000	449,000,000	6,245,000,000	4,409,000,000	(4,646,000,000)	1,342,000,000	5,115,000,000	148,000,000
Issuance of stock for various plans, net	233,000,000	0	35,000,000	0	0	(198,000,000)	233,000,000	0
Repurchase of stock	(605,000,000)	0	0	0	0	605,000,000	(605,000,000)	0
Dividends, Common Stock, Cash	(698,000,000)	0	0	(698,000,000)	0	0	(698,000,000)	0
Transactions of equity method investees	(37,000,000)	0	(37,000,000)	0	0	0	(37,000,000)	0
Divestiture of noncontrolling interests	(96,000,000)	0	0	0	0	0	0	(96,000,000)
Comprehensive income (loss)	(151,000,000)	0	0	938,000,000	(1,062,000,000)	0	(124,000,000)	(27,000,000)
Ending Balance at Dec. 31, 2015	3,909,000,000	449,000,000	6,243,000,000	4,649,000,000	(5,708,000,000)	1,749,000,000	3,884,000,000	25,000,000
Issuance of stock for various plans, net	122,000,000	0	(6,000,000)	0	0	(128,000,000)	122,000,000	0
Repurchase of stock	(132,000,000)	0	0	0	0	132,000,000	(132,000,000)	0
Dividends, Common Stock, Cash	(743,000,000)	0	0	(743,000,000)	0	0	(743,000,000)	0
Transactions of equity method investees	(48,000,000)	0	(48,000,000)	0	0	0	(48,000,000)	0
Divestiture of noncontrolling interests	(3,000,000)	0	0	0	0	0	0	(3,000,000)
Other	8,000,000	0	0	8,000,000	0	0	8,000,000	0
Comprehensive income (loss)	1,246,000,000	0	0	904,000,000	346,000,000	0	1,250,000,000	(4,000,000)
Ending Balance at Dec. 31, 2016	$ 4,359,000,000	$ 449,000,000	$ 6,189,000,000	$ 4,818,000,000	$ (5,362,000,000)	$ 1,753,000,000	$ 4,341,000,000	$ 18,000,000